Loans (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Loans [Line Items]
Interest expense term loans	$ 165,003	$ 155,472	$ 91,135
Short-Term Debt [Member]
Loans [Line Items]
Interest expense term loans	$ 226,264	$ 281,139	$ 450,929
Weighted average interest rate for short-term loans	3.29%	4.35%	5.70%